Retirement-Related Benefits - Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension Plans | U.S.
Retirement-Related Benefits
Fair value of plan assets	$ 51,784	$ 48,213	$ 52,694
Pension Plans | U.S. | Corporate bonds
Retirement-Related Benefits
Value of IBM securities included in plan assets	$ 37
Percentage of IBM securities included in plan assets	0.07%
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP)
Retirement-Related Benefits
Subtotal	$ 42,271	39,608
Investments measured at net asset value using the NAV expedient	9,519	8,835
Other	(6)	(230)
Fair value of plan assets	51,784	48,213
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Equity securities
Retirement-Related Benefits
Subtotal	1,943	1,538
Value of IBM securities included in plan assets	$ 2	$ 2
Percentage of IBM securities included in plan assets	0.004%	0.004%
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Equity mutual funds
Retirement-Related Benefits
Subtotal	$ 85	$ 65
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Government and related
Retirement-Related Benefits
Subtotal	21,134	19,661
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Corporate bonds
Retirement-Related Benefits
Subtotal	17,185	16,208
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Mortgage and asset-backed securities
Retirement-Related Benefits
Subtotal	630	640
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Fixed income mutual funds
Retirement-Related Benefits
Subtotal	386	421
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Cash and short-term investments
Retirement-Related Benefits
Subtotal	903	1,075
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Derivatives
Retirement-Related Benefits
Subtotal	6	2
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Level 1
Retirement-Related Benefits
Subtotal	2,469	2,081
Fair value of plan assets	2,469	2,081
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Level 1 | Equity securities
Retirement-Related Benefits
Subtotal	1,943	1,538
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Level 1 | Equity mutual funds
Retirement-Related Benefits
Subtotal	85	65
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Level 1 | Fixed income mutual funds
Retirement-Related Benefits
Subtotal	386	421
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Level 1 | Cash and short-term investments
Retirement-Related Benefits
Subtotal	54	55
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Level 1 | Derivatives
Retirement-Related Benefits
Subtotal	0	3
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Level 2
Retirement-Related Benefits
Subtotal	39,284	37,164
Fair value of plan assets	39,284	37,164
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Level 2 | Government and related
Retirement-Related Benefits
Subtotal	21,134	19,661
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Level 2 | Corporate bonds
Retirement-Related Benefits
Subtotal	16,666	15,849
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Level 2 | Mortgage and asset-backed securities
Retirement-Related Benefits
Subtotal	630	635
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Level 2 | Cash and short-term investments
Retirement-Related Benefits
Subtotal	848	1,020
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Level 2 | Derivatives
Retirement-Related Benefits
Subtotal	6	(1)
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Level 3
Retirement-Related Benefits
Subtotal	518	363
Fair value of plan assets	518	363	376
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Level 3 | Corporate bonds
Retirement-Related Benefits
Subtotal	518	359
Fair value of plan assets	518	359	372
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Level 3 | Mortgage and asset-backed securities
Retirement-Related Benefits
Subtotal		4
Fair value of plan assets		4	4
Pension Plans | Non-U.S.
Retirement-Related Benefits
Subtotal	18,693	16,266
Investments measured at net asset value using the NAV expedient	21,653	20,525
Other	(26)	(32)
Fair value of plan assets	40,319	36,758	40,798
Pension Plans | Non-U.S. | Equity securities
Retirement-Related Benefits
Subtotal	2,209	2,333
Value of IBM securities included in plan assets	$ 10	$ 10
Percentage of IBM securities included in plan assets	0.02%	0.03%
Pension Plans | Non-U.S. | Equity mutual funds
Retirement-Related Benefits
Subtotal		$ 23
Pension Plans | Non-U.S. | Government and related
Retirement-Related Benefits
Subtotal	$ 10,290	8,973
Pension Plans | Non-U.S. | Corporate bonds
Retirement-Related Benefits
Subtotal	2,124	1,865
Value of IBM securities included in plan assets	$ 8	$ 3
Percentage of IBM securities included in plan assets	0.02%	0.007%
Pension Plans | Non-U.S. | Mortgage and asset-backed securities
Retirement-Related Benefits
Subtotal	$ 19	$ 6
Pension Plans | Non-U.S. | Fixed income mutual funds
Retirement-Related Benefits
Subtotal		11
Pension Plans | Non-U.S. | Insurance contracts
Retirement-Related Benefits
Subtotal	1,862	1,308
Pension Plans | Non-U.S. | Cash and short-term investments
Retirement-Related Benefits
Subtotal	849	753
Pension Plans | Non-U.S. | Real estate
Retirement-Related Benefits
Subtotal	328	339
Pension Plans | Non-U.S. | Derivatives
Retirement-Related Benefits
Subtotal	987	630
Pension Plans | Non-U.S. | Other mutual funds
Retirement-Related Benefits
Subtotal	25	24
Pension Plans | Non-U.S. | Level 1
Retirement-Related Benefits
Subtotal	2,456	2,753
Fair value of plan assets	2,456	2,753
Pension Plans | Non-U.S. | Level 1 | Equity securities
Retirement-Related Benefits
Subtotal	2,209	2,333
Pension Plans | Non-U.S. | Level 1 | Equity mutual funds
Retirement-Related Benefits
Subtotal		18
Pension Plans | Non-U.S. | Level 1 | Government and related
Retirement-Related Benefits
Subtotal		20
Pension Plans | Non-U.S. | Level 1 | Fixed income mutual funds
Retirement-Related Benefits
Subtotal		11
Pension Plans | Non-U.S. | Level 1 | Cash and short-term investments
Retirement-Related Benefits
Subtotal	204	322
Pension Plans | Non-U.S. | Level 1 | Derivatives
Retirement-Related Benefits
Subtotal	18	24
Pension Plans | Non-U.S. | Level 1 | Other mutual funds
Retirement-Related Benefits
Subtotal	25	24
Pension Plans | Non-U.S. | Level 2
Retirement-Related Benefits
Subtotal	15,907	13,172
Fair value of plan assets	15,907	13,172
Pension Plans | Non-U.S. | Level 2 | Equity securities
Retirement-Related Benefits
Subtotal	0
Pension Plans | Non-U.S. | Level 2 | Equity mutual funds
Retirement-Related Benefits
Subtotal		5
Pension Plans | Non-U.S. | Level 2 | Government and related
Retirement-Related Benefits
Subtotal	10,288	8,951
Pension Plans | Non-U.S. | Level 2 | Corporate bonds
Retirement-Related Benefits
Subtotal	2,124	1,865
Pension Plans | Non-U.S. | Level 2 | Mortgage and asset-backed securities
Retirement-Related Benefits
Subtotal	19	6
Pension Plans | Non-U.S. | Level 2 | Insurance contracts
Retirement-Related Benefits
Subtotal	1,862	1,308
Pension Plans | Non-U.S. | Level 2 | Cash and short-term investments
Retirement-Related Benefits
Subtotal	644	431
Pension Plans | Non-U.S. | Level 2 | Derivatives
Retirement-Related Benefits
Subtotal	969	606
Pension Plans | Non-U.S. | Level 2 | Other mutual funds
Retirement-Related Benefits
Subtotal	0
Pension Plans | Non-U.S. | Level 3
Retirement-Related Benefits
Subtotal	330	341
Fair value of plan assets	330	341	365
Pension Plans | Non-U.S. | Level 3 | Equity securities
Retirement-Related Benefits
Subtotal		0
Pension Plans | Non-U.S. | Level 3 | Government and related
Retirement-Related Benefits
Subtotal	2	2
Fair value of plan assets	2	2	8
Pension Plans | Non-U.S. | Level 3 | Corporate bonds
Retirement-Related Benefits
Subtotal		0
Pension Plans | Non-U.S. | Level 3 | Real estate
Retirement-Related Benefits
Subtotal	328	339
Fair value of plan assets	328	339	356
Nonpension Postretirement Plans | U.S.
Retirement-Related Benefits
Fair value of plan assets	3	29	18
Nonpension Postretirement Plans | Non-U.S.
Retirement-Related Benefits
Fair value of plan assets	$ 65	$ 65	$ 70